SUPPLEMENT TO

Calvert Income Funds Prospectus
Class I (Institutional)
dated January 31, 2013

Date of Supplement: March 20, 2013

Michael Abramo no longer serves as a portfolio manager for the following funds (each a “Fund”):

• Calvert Income Fund
• Calvert Short Duration Income Fund
• Calvert Government Fund
• Calvert High Yield Bond Fund
• Calvert Bond Portfolio

The portfolio management table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows to reflect the above-referenced change to the portfolio management team:

Calvert Income Fund

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Vishal Khanduja,	Portfolio Manager	Since January
CFA		2013

Matthew Duch	Vice President, Portfolio	Since September
	Manager	2011

Calvert Short Duration Income Fund

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund

Matthew Duch	Vice President,	Since August 2009
Portfolio Manager

Vishal Khanduja,	Portfolio Manager	Since January 2013
CFA

Mauricio Agudelo	Portfolio Manager	Since January 2011

Calvert Government Fund

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Vishal Khanduja,	Portfolio Manager	Since July 2012
CFA

Calvert High Yield Bond Fund

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since March 2010
Manager

Vishal Khanduja,	Portfolio Manager	Since January 2013
CFA

Calvert Bond Portfolio

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since January 2011
Manager

Vishal Khanduja,	Portfolio Manager	Since January 2013
CFA

In addition, the portfolio management table for each Fund under “Management of Fund Investments – Portfolio Management” beginning on page 32 has been revised and restated as follows:

Calvert Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Vishal Khanduja and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Fund.

Role on Management Team
Portfolio Manager	Business Experience During Last 5 Years
Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012 and became a Portfolio Manager for this Fund in January 2013. He previously worked at
Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he
	was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert Short Duration Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Vishal Khanduja and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Role on Management Team
Portfolio Manager	Business Experience During Last 5 Years
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in August 2009.	Lead Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012 and became a Portfolio Manager for this Fund in January 2013. He previously worked at
Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia
	Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Calvert Government Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Fund.

Role on Management Team
Portfolio Manager	Business Experience During Last 5 Years
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team and a Portfolio Manager for this Fund since July 2012. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate
	Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

Calvert High Yield Bond Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Fund.

Role on Management Team
Portfolio Manager	Business Experience During Last 5 Years
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in March 2010.	Lead Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012 and became a Portfolio Manager for this Fund in January 2013. He previously worked at
Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia
Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

Calvert Bond Portfolio
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Fund.

Role on Management Team
Portfolio Manager	Business Experience During Last 5 Years
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012 and became a Portfolio Manager for this Fund in January 2013. He previously worked at
Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia
	Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

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